Gryphon Note Receivable (Details) - USD ($) $ in Millions		6 Months Ended
	Jul. 06, 2021	Jun. 30, 2021	Aug. 04, 2020
Subsequent Event [Line Items]
Stated interest rate			10.00%
Note receivable due date		Sep. 14, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross	$ 2.7
Stated interest rate	9.50%
Note receivable due date	Aug. 31, 2024